Property, Plant and Equipment - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Property Plant And Equipment [Line Items]
Impairment loss	$ 0			$ (15,346,119)
Canadian Cannabis
Property Plant And Equipment [Line Items]
Impairment charge			$ 1,424,517		$ 1,424,517	$ 12,361,123
Cannabis
Property Plant And Equipment [Line Items]
Property, plant and equipment impaired	$ 0	$ 0		$ 15,346,119	2,404,459
Impairment loss		$ 10,243
SugarLeaf
Property Plant And Equipment [Line Items]
Impairment charge			$ 979,942		$ 979,942
Property, plant and equipment impaired							$ 1,533,766